Assets Held For Sale and Associated Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Assets Held For Sale And Associated Liabilities [Abstract]
Summary of the Main Assets Held For Sale and Associated Liabilities
The following table details the main assets held for sale and associated liabilities as of December 31, 2024:

	Upstream	Downstream	Total
For the year ended December 31, 2024
Assets held for sale
Property, plant and equipment - Mature Fields Project (1)	1,506	-	1,506
Property, plant and equipment - Gas stations	-	10	10
Assets of subsidiary YPF Brasil (2)	-	21	21

	1,506	31	1,537

Liabilities directly associated with assets held for sale
Provision for hydrocarbon wells abandonment obligations - Mature Fields Project (1)	2,051	-	2,051
Provision for environmental liabilities - Mature Fields Project (1)	53	-	53
Liabilities for concessions - Mature Fields Project (1)	14	-	14
Liabilities of subsidiary YPF Brasil (2)	-	18	18

	2,118	18	2,136

(1)	See Note 11 “Mature Fields Project“ section.
(2)	See Note 3 “Sale of equity participation in YPF Brasil” section.